Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41180
Entity Registrant Name	Ermenegildo Zegna N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Viale Roma 99/100
Entity Address, Postal Zip Code	13835
Entity Address, Address Line Two	Valdilana loc.
Entity Address, City or Town	Trivero
Entity Address, Country	IT
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ZGN
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001877787
Document Fiscal Year Focus	2023
Amendment Flag	false
Document Fiscal Period Focus	FY
Zegna Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	250,310,263
Special voting shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	154,981,350
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Viale Roma 99/100
Entity Address, Postal Zip Code	13835
Entity Address, Address Line Two	Valdilana loc.
Entity Address, City or Town	Trivero
Entity Address, Country	IT
Contact Personnel Name	Gianluca Ambrogio Tagliabue
Contact Personnel Fax Number	39 015756139